American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
March 31, 2021

VP International - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Australia — 2.1%
Atlassian Corp. plc, Class A(1)	5,510	1,161,287
CSL Ltd.	17,720	3,570,829
		4,732,116
Belgium — 1.6%
KBC Group NV(1)	50,260	3,649,644
Brazil — 0.6%
Magazine Luiza SA	356,048	1,270,188
Canada — 4.4%
Canada Goose Holdings, Inc.(1)(2)	41,870	1,643,548
Canadian Pacific Railway Ltd.(2)	8,260	3,154,930
First Quantum Minerals Ltd.	103,550	1,973,440
GFL Environmental, Inc.	31,890	1,114,555
Shopify, Inc., Class A(1)	930	1,026,745
Toronto-Dominion Bank (The)	13,490	879,797
		9,793,015
China — 2.7%
Alibaba Group Holding Ltd., ADR(1)	4,870	1,104,175
ANTA Sports Products Ltd.	40,000	654,613
GDS Holdings Ltd., ADR(1)	14,990	1,215,539
Huazhu Group Ltd., ADR(1)	24,070	1,321,443
Tencent Holdings Ltd.	12,400	977,578
Wuxi Biologics Cayman, Inc.(1)	57,500	725,306
		5,998,654
Denmark — 3.6%
Carlsberg A/S, B Shares	16,830	2,588,654
DSV Panalpina A/S	7,927	1,554,437
Novo Nordisk A/S, B Shares	42,430	2,865,379
Orsted AS	6,510	1,053,220
		8,061,690
Finland — 1.1%
Neste Oyj	47,490	2,518,912
France — 15.1%
Air Liquide SA	19,180	3,133,731
Airbus SE(1)	16,980	1,923,247
Capgemini SE	19,110	3,252,732
Dassault Systemes SE	9,580	2,049,650
Edenred	51,837	2,708,049
Iliad SA	5,850	1,111,992
LVMH Moet Hennessy Louis Vuitton SE	7,640	5,091,231
Safran SA(1)	25,640	3,490,400
Schneider Electric SE	27,010	4,126,742
Teleperformance	7,930	2,885,967
Valeo SA	75,570	2,568,250
Vivendi SE	37,970	1,247,023
		33,589,014
Germany — 7.4%
Brenntag SE	11,080	945,925
Daimler AG	28,220	2,514,360

Infineon Technologies AG	109,973	4,663,991
Knorr-Bremse AG	21,272	2,653,299
Muenchener Rueckversicherungs-Gesellschaft AG	6,910	2,128,318
Puma SE(1)	27,710	2,716,535
Zalando SE(1)	8,880	870,369
		16,492,797
Hong Kong — 3.6%
AIA Group Ltd.	339,800	4,133,838
Sands China Ltd.(1)	227,200	1,139,360
Techtronic Industries Co. Ltd.	157,000	2,698,857
		7,972,055
India — 1.2%
HDFC Bank Ltd.(1)	132,510	2,696,704
Indonesia — 0.6%
Bank Central Asia Tbk PT	562,100	1,204,704
Ireland — 3.2%
ICON plc(1)	9,950	1,953,882
Kerry Group plc, A Shares	18,710	2,341,418
Ryanair Holdings plc, ADR(1)	24,670	2,837,050
		7,132,350
Israel — 0.2%
Kornit Digital Ltd.(1)	3,870	383,594
Italy — 2.8%
Ferrari NV	10,240	2,144,052
Prysmian SpA	25,850	841,682
Stellantis NV	187,656	3,318,223
		6,303,957
Japan — 13.0%
FANUC Corp.	15,400	3,664,972
Hoya Corp.	20,700	2,438,063
Keyence Corp.	7,200	3,286,416
Kobe Bussan Co. Ltd.	37,600	1,008,510
MonotaRO Co. Ltd.	77,000	2,093,795
Obic Co. Ltd.	12,100	2,226,339
Olympus Corp.	79,100	1,640,881
Pan Pacific International Holdings Corp.	84,700	2,000,486
Recruit Holdings Co. Ltd.	99,100	4,863,089
Sony Corp.	36,800	3,874,357
Terumo Corp.	49,400	1,790,691
		28,887,599
Mexico — 0.8%
Cemex SAB de CV, ADR(1)	246,440	1,717,687
Netherlands — 5.3%
Adyen NV(1)	1,648	3,694,648
ASML Holding NV	9,190	5,605,337
ING Groep NV	201,350	2,470,959
		11,770,944
Singapore — 0.9%
Sea Ltd., ADR(1)	9,140	2,040,322
Spain — 5.5%
Amadeus IT Group SA(1)	43,566	3,083,886
CaixaBank SA	659,270	2,040,993
Cellnex Telecom SA(2)	41,581	2,394,462
Iberdrola SA	267,181	3,444,639

Siemens Gamesa Renewable Energy SA	34,877	1,350,227
		12,314,207
Sweden — 5.2%
Atlas Copco AB, A Shares	40,750	2,481,126
Epiroc AB, A Shares	81,860	1,854,366
Hexagon AB, B Shares	41,960	3,869,601
Telefonaktiebolaget LM Ericsson, B Shares	252,840	3,344,511
		11,549,604
Switzerland — 5.4%
Lonza Group AG(1)	5,230	2,922,882
Partners Group Holding AG	2,240	2,862,179
Sika AG	10,021	2,862,422
Zur Rose Group AG(1)	3,420	1,284,750
Zurich Insurance Group AG	5,080	2,166,242
		12,098,475
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	119,000	2,474,416
Thailand — 0.5%
Kasikornbank PCL, NVDR	227,900	1,060,205
United Kingdom — 11.4%
Ashtead Group plc	50,740	3,027,559
ASOS plc(1)	46,358	3,538,226
Associated British Foods plc(1)	58,890	1,961,264
AstraZeneca plc	40,030	3,991,782
Barratt Developments plc(1)	123,330	1,270,177
Carnival plc(1)	71,150	1,574,168
Ferguson plc	7,240	865,324
Halma plc	30,730	1,005,957
HSBC Holdings plc	722,800	4,220,054
Ocado Group plc(1)	24,025	674,120
Whitbread plc(1)	65,870	3,112,173
		25,240,804
TOTAL COMMON STOCKS (Cost $145,215,824)		220,953,657
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $237,465), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $232,801)		232,801
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 2/15/50, valued at $789,502), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $774,000)		774,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	300,945	300,945
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,307,746)		1,307,746
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $4,939,478)	4,939,478	4,939,478
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $151,463,048)		227,200,881
OTHER ASSETS AND LIABILITIES — (2.1)%		(4,656,810)
TOTAL NET ASSETS — 100.0%		$222,544,071

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.0%
Information Technology	20.2%
Consumer Discretionary	18.9%
Financials	13.3%
Health Care	9.8%
Materials	4.4%
Consumer Staples	4.1%
Communication Services	3.5%
Utilities	2.0%
Energy	1.1%
Cash and Equivalents*	0.7%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,857,144. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,115,494, which includes securities collateral of $2,176,016.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	1,161,287	3,570,829	—
Canada	1,114,555	8,678,460	—
China	3,641,157	2,357,497	—
Ireland	4,790,932	2,341,418	—
Israel	383,594	—	—
Mexico	1,717,687	—	—
Singapore	2,040,322	—	—
Other Countries	—	189,155,919	—
Temporary Cash Investments	300,945	1,006,801	—
Temporary Cash Investments - Securities Lending Collateral	4,939,478	—	—
	20,089,957	207,110,924	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.